Investment Risks - Wellington Shields All-Cap Fund	Mar. 27, 2026
Market Risk
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•     Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the All-Cap Fund’s securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally. Additionally, unexpected local, regional or global events, such as war; acts of terrorism; financial, political or social disruptions; natural, environmental or man-made disasters; the spread of infectious illnesses or other public health issues (such as COVID-19); and recessions and depressions could have a significant impact on the Fund and its investments and may impair market liquidity. Such events can cause investor fear, which can adversely affect the economies of nations, regions and the market in general, in ways that cannot necessarily be foreseen.

Risks Related to Other Equity Securities
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•	Risks Related to Other Equity Securities. In addition to common stocks, the equity securities in the All-Cap Fund’s portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the All-Cap Fund.

Convertible Securities Risk. Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The values of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuer, and the ability of the issuer to repay principal and to make interest payments. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security and generally has less potential for gain or loss than the underlying stock. Convertible securities are subject to the risks and price fluctuations of the underlying stock. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. The market value of preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer’s creditworthiness, the ability of the issuer to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise. In addition, a company’s preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. Therefore, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects.

Large-Cap Securities Risk
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•             Large-Cap Securities Risk. The All-Cap Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

Mid-Cap Securities Risk
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•             Mid-Cap Securities Risk. Investing in the securities of medium capitalization (“mid-cap”) companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for mid-cap securities may be more limited than the market for larger companies.

Small-Cap Securities Risk
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•             Small-Cap Securities Risk. The All-Cap Fund will invest in small companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to find financing for growth or potential development than larger companies.

Portfolio Management Risk
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•             Portfolio Management Risk. The strategies used and securities selected by the Advisor may fail to produce the intended result and the All-Cap Fund may not achieve its objective. The securities selected for the All-Cap Fund may not perform as well as other securities that were consistent with the All-Cap Fund’s investment strategy, but were not selected for the All-Cap Fund. As a result, the All-Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the All-Cap Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

Derivative Instruments Risk
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•             Derivative Instruments Risk. Derivative instruments such as option contracts are generally investments the value of which depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in the loss of the entire value of any portfolio positions; and risks that the derivative instrument may not be liquid.

Call Option Risk. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Option Risk. A put option is an option to sell assets at an agreed price on or before a particular date. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

Short Sales Risk
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•          Short Sales Risk. The All-Cap Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the All-Cap Fund has sold short rises above the price at which the All-Cap Fund borrowed and sold the stock, then the All-Cap Fund may lose money on the short sale. Accordingly, the All-Cap Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the All-Cap Fund could be forced to cover short positions earlier than the All-Cap Fund otherwise would. If the All-Cap Fund does not have the assets to cover a short sale, then the All-Cap Fund’s potential losses on the short will be unlimited because the security’s price may appreciate indefinitely.

Shares of Other Investment Companies and ETF Risk
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Risk [Text Block]	• Shares of Other Investment Companies and ETF Risk. You will indirectly bear fees and expenses charged
Risk Lose Money [Member]
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Risk [Text Block]	An investment in the All-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested.